Note 5 - Equipment - Summary of Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Less – accumulated depreciation	$ (4)	$ 0
Equipment, net	60	0
Medical Equipment [Member]
Property, plant and equipment gross	$ 64	$ 0